SHARE CAPITAL - Dividends (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common share capital
Disclosure of classes of share capital [line items]
Dividends paid	CAD 873	CAD 737
Dividends paid per share (in CAD per share)	CAD 2.04000	CAD 1.8975
Preferred share capital
Disclosure of classes of share capital [line items]
Dividends paid	CAD 83	CAD 69
Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 11	CAD 11
Dividends paid per share (in CAD per share)	CAD 1.062500	CAD 1.0625
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.265625
Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 7	CAD 7
Dividends paid per share (in CAD per share)	CAD 1.175	CAD 1.175
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.293750
Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 12	CAD 12
Dividends paid per share (in CAD per share)	CAD 1.25	CAD 1.25
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.312500
Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 11	CAD 11
Dividends paid per share (in CAD per share)	CAD 1.125	CAD 1.125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.281250
Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 11	CAD 11
Dividends paid per share (in CAD per share)	CAD 1.1875	CAD 1.1875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.296875
Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 10	CAD 8
Dividends paid per share (in CAD per share)	CAD 1.4375	CAD 1.259325
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.359375
Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 14	CAD 9
Dividends paid per share (in CAD per share)	CAD 1.4375	CAD 0.859575
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.359375
Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 2	CAD 0
Dividends paid per share (in CAD per share)	CAD 0.279	CAD 0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.279000
Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 2	CAD 0
Dividends paid per share (in CAD per share)	CAD 0.3125	CAD 0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.312500
Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends paid	CAD 3	CAD 0
Dividends paid per share (in CAD per share)	CAD 0.31250	CAD 0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	0.312500
Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	CAD 0.281900